Segment information - Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Segment information
Goodwill	¥ 257,712	$ 35,666	¥ 75,194	$ 11,204
Other assets	2,115,780	292,809	1,708,218	254,525
Total Assets	2,373,492	$ 328,475	1,783,412	$ 265,729
Operating segments | Wealth Segment
Segment information
Other assets	2,154,194		1,665,803
Total Assets	2,154,194		1,665,803
Operating segments | Health Segment
Segment information
Goodwill	257,712		75,194
Other assets	296,324		42,415
Total Assets	554,036		¥ 117,609
Eliminated
Segment information
Other assets	(334,738)
Total Assets	¥ (334,738)